TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Small Cap Core

Effective June 30, 2020, Eoin Middaugh, CFA, no longer serves as a portfolio manager to Transamerica Small Cap Core. All references to Eoin Middaugh are deleted in their entirety.

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Investors Should Retain this Supplement for Future Reference

July 13, 2020